Accumulated other comprehensive income (loss) - Schedule of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 01, 2019
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 4,204,068	$ 3,732,771	$ 4,406,595	$ 3,697,522	$ 3,697,522
Other comprehensive income (loss)			(40,947)		18,973
Amounts reclassified from AOCI to the unaudited interim consolidated statement of operations			(7,432)		(7,107)
Other comprehensive income (loss), net of tax	2,415	9,517	(48,379)	25,540	11,866
OCI attributable to the non-controlling interests			4,114		(2,428)
Net current period OCI attributable to shareholders of APUC			(44,265)		9,438
Ending Balance	4,523,329	$ 3,917,170	4,523,329	3,917,170	4,406,595
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(68,822)	(74,189)	(74,189)
Other comprehensive income (loss)			(28,057)		7,795
Amounts reclassified from AOCI to the unaudited interim consolidated statement of operations			0		0
Other comprehensive income (loss), net of tax			(28,057)		7,795
OCI attributable to the non-controlling interests			4,114		(2,428)
Net current period OCI attributable to shareholders of APUC			(23,943)		5,367
Ending Balance	(92,765)		(92,765)		(68,822)
Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			75,099	64,333	64,333
Other comprehensive income (loss)			(12,890)		19,177
Amounts reclassified from AOCI to the unaudited interim consolidated statement of operations			(7,411)		(8,597)
Other comprehensive income (loss), net of tax			(20,301)		10,580
OCI attributable to the non-controlling interests			0		0
Net current period OCI attributable to shareholders of APUC			(20,301)		10,580
Ending Balance	54,798		54,798		75,099
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(16,038)	(9,529)	(9,529)
Other comprehensive income (loss)			0		(7,999)
Amounts reclassified from AOCI to the unaudited interim consolidated statement of operations			(21)		1,490
Other comprehensive income (loss), net of tax			(21)		(6,509)
OCI attributable to the non-controlling interests			0		0
Net current period OCI attributable to shareholders of APUC			(21)		(6,509)
Ending Balance	(16,059)		(16,059)		(16,038)
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance			(9,761)	$ (19,385)	(19,385)
Ending Balance	$ (54,026)		$ (54,026)		$ (9,761)
Adoption of ASU 2017-12 on hedging
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2017-12 on hedging						$ 0
Adoption of ASU 2017-12 on hedging | Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2017-12 on hedging						0
Adoption of ASU 2017-12 on hedging | Unrealized gain on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2017-12 on hedging						186
Adoption of ASU 2017-12 on hedging | Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Adoption of ASU 2017-12 on hedging						$ 0